UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2011

Place X if Amendment				;	Amendment Number:

This Amendment (place X in only one):		is a restatement.

						adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
		San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:				0001495703

CIK Confirmation Code (CCC):				yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank C. Marinaro
Title:		Portfolio Manager, CCO
Phone:		650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					May 06, 2011
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT

	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 						0
Form 13F Information Table Entry Total:						68
Form 13F Information Table Value Total:						286,919
						(thousands)

List of Other Included Managers: NONE


EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Diamonds: Dow 30               CU               252787106     2113    17174 SH       Sole                                      17174
Powershares QQQ Trust Ser. 1   CU               73935A104     1188    20688 SH       Sole                                      20688
SPDR DJ Wilshire Intl. Real Es CU               78463X863      620    15875 SH       Sole                                      15875
SPDR DJ Wilshire REI ETF       CU               78464A607      566     8760 SH       Sole                                       8760
SPDR Energy Select Shares      CU               81369Y506      482     6045 SH       Sole                                       6045
SPDR Gold Trust                CU               78463V107      226     1615 SH       Sole                                       1615
SPDR Materials Fd Shares of Be CU               81369Y100      454    11345 SH       Sole                                      11345
SPDR S&P Int'l Small Cap       CU               78463X871     4346   137562 SH       Sole                                     137562
SPDR S&P Metals and Mining     CU               78464A755     1897    25529 SH       Sole                                      25529
SPDR S&P500                    CU               78462F103   109805   828154 SH       Sole                                     828154
Schwab Intl Equity ETF         CU               808524805     1516    52625 SH       Sole                                      52625
Vanguard Dividend Appreciation CU               921908844      386     6955 SH       Sole                                       6955
Vanguard Emerging Markets      CU               922042858    13992   285833 SH       Sole                                     285833
Vanguard Europe Pacific        CU               921943858    47479  1272543 SH       Sole                                    1272543
Vanguard Mid-Cap ETF           CU               922908629    15645   194225 SH       Sole                                     194225
Vanguard REIT Index Viper      CU               922908553    14207   242985 SH       Sole                                     242985
Vanguard Small Cap             CU               922908751      985    12473 SH       Sole                                      12473
Vanguard TSM Vipers            CU               922908769      269     3916 SH       Sole                                       3916
iPath DJ AIG Agriculture Total CU               06739H206     2221    33847 SH       Sole                                      33847
iShares Dow Jones Select Divid CU               464287168      496     9510 SH       Sole                                       9510
iShares FTSE EPRA/NAREIT Globa CU               464288489      308     9823 SH       Sole                                       9823
iShares MSCI Australia         CU               464286103      236     8855 SH       Sole                                       8855
iShares MSCI Brazil F          CU               464286400      475     6130 SH       Sole                                       6130
iShares MSCI Emrg Mkt.         CU               464287234      772    15864 SH       Sole                                      15864
iShares MSCI Hong Kong         CU               464286871      218    11539 SH       Sole                                      11539
iShares MSCI Singapore         CU               464286673      222    16212 SH       Sole                                      16212
iShares Russell 1000 Index     CU               464287622    15415   208678 SH       Sole                                     208678
iShares Russell 2000 Index     CU               464287655    15088   179253 SH       Sole                                     179253
iShares TR Trust S&P 500       CU               464288273     5645    42440 SH       Sole                                      42440
iShares Tr. MSCI EAFE Index Fu CU               464287465     4249    70728 SH       Sole                                      70728
1/100 Berkshire Hathaway Cl A  CS               084990175      251      200 SH       Sole                                        200
AT&T Inc. NEW (frmrly. SBC Com CS               00206R102      561    18316 SH       Sole                                      18316
Amgen, Inc.                    CS               031162100      534    10000 SH       Sole                                      10000
Ants Software.com              CS               037271103        6    14525 SH       Sole                                      14525
Apache Corp.                   CS               037411105      250     1910 SH       Sole                                       1910
Apple Computer                 CS               037833100     2684     7700 SH       Sole                                       7700
Atheros Communications         CS               04743P108      455    10182 SH       Sole                                      10182
Bank of America Corp.          CS               060505104      196    14698 SH       Sole                                      14698
Berkshire Hathaway Cl B        CS               084670207     1059    12663 SH       Sole                                      12663
Cadence Design Systems         CS               127387108      459    47033 SH       Sole                                      47033
Caterpillar Inc.               CS               149123101      411     3688 SH       Sole                                       3688
Chevron Corp.                  CS               166764100     2200    20466 SH       Sole                                      20466
Cisco Systems Inc.             CS               17275R102      964    56188 SH       Sole                                      56188
Exxon Mobil                    CS               30231G102     4035    47957 SH       Sole                                      47957
General Electric Co.           CS               369604103      826    41190 SH       Sole                                      41190
Google                         CS               38259P508     1009     1719 SH       Sole                                       1719
Hewlett Packard                CS               428236103      255     6232 SH       Sole                                       6232
Intel Corp.                    CS               458140100      767    38029 SH       Sole                                      38029
Intl Business Machines         CS               459200101      220     1351 SH       Sole                                       1351
Johnson & Johnson              CS               478160104      630    10630 SH       Sole                                      10630
Manulife Insurance             CS               56501R106      362    20470 SH       Sole                                      20470
Marvell Tech. Group Ltd. F     CS               G5876H105      327    21000 SH       Sole                                      21000
NetApp                         CS               64110D104      340     7063 SH       Sole                                       7063
Oracle Systems Corp.           CS               68389X105      443    13263 SH       Sole                                      13263
PG&E Corp                      CS               69331C108      325     7364 SH       Sole                                       7364
Pepsico Inc.                   CS               713448108      380     5905 SH       Sole                                       5905
Pfizer Inc.                    CS               717081103      230    11340 SH       Sole                                      11340
Philip Morris Intl. Inc.       CS               718172109      223     3400 SH       Sole                                       3400
Proctor & Gamble               CS               742718109      465     7546 SH       Sole                                       7546
Qualcomm                       CS               747525103      327     5969 SH       Sole                                       5969
Quantum Corp. DLT & Storage    CS               747906204       38    15000 SH       Sole                                      15000
Repro Medical System Inc.      CS               759910102        5    25000 SH       Sole                                      25000
Robert Half Int'l.             CS               770323103     1996    65220 SH       Sole                                      65220
Royal Dutch Shell A ADRF Spons CS               780259206      442     6060 SH       Sole                                       6060
United Parcel Service          CS               911312106      521     7010 SH       Sole                                       7010
Verizon                        CS               92343V104      248     6445 SH       Sole                                       6445
Wells Fargo & Company          CS               949746101      645    20344 SH       Sole                                      20344
iShares Tr. S&P Global Info. T UT               464287291      309     4930 SH       Sole                                       4930